Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Explanatory [Abstract]
Schedule of commitments and contingencies
	Payments due by years
($000s)	Total	2022	2023-24	2025-26	2027-28
Mineral interests	9,107	976	2,859	2,937	2,335
Flow-through share expenditures	8,933	8,933	-	-	-
	18,040	9,909	2,859	2,937	2,335